Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

The Company has evaluated its subsequent events from December 31, 2021 through the date these consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these consolidated financial statements other than the items noted below.

2024 Convertible Note-Redemption

Subsequent to December 31, 2021, in connection with the 2024 Note Purchase Agreement, the Company issued a total of 7,000 common shares upon debt conversion to the noteholders, with a value of $15. The Company also repaid principal and accrued interest of approximately $3,500 related to the 2024 Convertible Note. As of March 22, 2022, the outstanding balance on the Convertible Note payable was approximately $16,395.

First Amendment to Secured 2024- Convertible Note

On January 13, 2022, the Company and Catalina LP entered the First Amendment to the Secured Convertible Note (the “First Amendment Agreement”), amending certain terms of the original Secured Convertible Note issued by the Company to Catalina. These amendments are temporary amendments that expire on July 19, 2022, at which time the terms of the original note apply with respect to such amendments. The First Amendment Agreement allows Catalina to elect to receive cash repayment on account of Principal if the closing price per share of the Company’s common shares on the Nasdaq Capital Market is below $2.20 (from $7.00 in the original Secured Convertible Note) on any 10 of the previous 20 trading days. The terms of the Original Note will apply to redemptions or repayments after July 19, 2022, unless further amended by the parties thereto. For more information refer to exhibit 10.59 incorporated herein by reference, in Part IV, Exhibits, of this Annual Report on Form 10-K.

Investment in Cansativa

On February 1, 2022, the Company signed an agreement, which is subject to regulatory approval with Germany, to sell 1,586 shares of investment in Cansativa for approximately EUR 2,300, resulting in a gain of approximately $2,055. As a result of this sale, the Company’s equity ownership of Cansativa, on a fully diluted basis, decreased from 14.22% to approximately 9% of the book value of Cansativa net assets. This change did not impact the equity method classification.

Grant of RSUs

On January 14, 2022, the Company granted 1,741,659 RSUs to its management, employees, and outside advisors available under the 2020 Incentive Award Plan. The vesting period of these grants range from 1 to 4 years. Please refer to Note 15 for more details on the 2020 Incentive Award Plan.

Equity Distribution Agreement

On January 14, 2022, the Company entered into an Equity Distribution Agreement (the “Equity Distribution Agreement”) with Canaccord Genuity LLC, as sales agent (the “Agent”). Under with the terms of the Equity Distribution Agreement, the Company may issue and sell its common shares, without par value, having an aggregate offering price of up to $50,000 from time to time through the Agent. The issuance and sale of the common shares under the Equity Distribution Agreement have been made, any such future sales will be made, pursuant to the Company’s effective registration statement on Form S-3 (File No. 333-262183), which includes an “at-the-market” (“ATM”) offering prospectus supplement. As of the date of filing this Form 10-K, the Company is now subject to “baby shelf” rules pursuant to Instruction I.B.6. of Form S-3. As such, the Company may not sell more than one-third of the aggregate market value of the voting and non-voting common equity held by non-affiliates, where such aggregate market value is calculated using figures from a date or dates, as the case may be, within the preceding 60-days from the date of filing this 10-K. Pursuant this baby shelf cap, we may not offer to or sell equity securities for more than one-third of our public float, which, as of the date of this filing, limits the aggregate offering price pursuant to the ATM to approximately $18,000, but may increase if and when our public float increases.

Subject to terms of the Equity Distribution Agreement, the Agent is not required to sell any specific number or dollar amount of common shares but has agreed to act as the Company’s sales agent, using commercially reasonable efforts to sell on the Company’s behalf all of the common shares requested by the Company to be sold, consistent with the Agent’s normal trading and sales practices, on terms mutually agreed between the Agent and the Company. The Agent is entitled to compensation under the terms of the Equity Distribution Agreement at a fixed commission rate not to exceed 3.0% of the gross proceeds from each issuance and sale of common shares. As of March 22, 2022, the Company has issued and sold 2,801,997 shares pursuant to the ATM offering, for aggregate net proceeds of $3,316 and may issue and sell additional shares, subject to the limitations described above.

Warrant Waiver Agreement

On February 2, 2022, (the Sponsor entered into a Waiver of Certain Rights (the “Waiver”) with the Company, pursuant to which the Holder (1) waived its right to exercise any of its 4,900,000 warrants to purchase common shares, which waiver shall terminate upon 61 days’ prior written notice to the Company; (2) waived its right to nominate a director to the board of directors of the Company (the “Board”) pursuant to the Investors’ Rights Agreement, dated December 18, 2020, by and among the Company, the Holder and certain investors named therein, until the earlier of when George J. Schultze (i) is no longer a member of the audit committee of the Board (the “Audit Committee”) or (ii) ceases to be a eligible to be a member of the Audit Committee under the rules and regulations of Nasdaq (the period commencing on February 2, 2022 and ending on such date, the “Restricted Period”); (3) agreed not to acquire, directly or indirectly, by means of purchase or in any other manner, beneficial or economic ownership of any securities of the Company during the Restricted Period; and (4) agreed that it will not, without prior written consent of the Board, dispose of any Common Shares, warrants or any securities convertible into, or exercisable, or exchangeable for, Common Shares until the date that is twelve (12) months after the date of the Waiver.